CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 168,907	$ 119,384
Short-term deposits		16,433	0
Restricted cash		88	853
Trade receivables (net of allowance for credit losses of $1,251 and $461 as of December 31, 2025 and 2024, respectively)		85,929	49,600
Contract assets		36,987	24,941
Inventories		45,430	38,890
Other current assets		37,406	21,963
Total current assets		391,180	255,631
LONG-TERM ASSETS:
Restricted cash		0	12
Long-term contract assets		7,890	8,146
Severance pay funds		6,941	5,966
Deferred taxes, net		15,558	11,896
Operating lease right-of-use assets		5,922	6,556
Other long-term assets		19,871	5,288
Total long-term assets		56,182	37,864
PROPERTY AND EQUIPMENT, NET		75,172	70,834
INTANGIBLE ASSETS, NET		53,986	12,925
GOODWILL	[1]	169,534	52,494
Total assets		746,054	429,748
CURRENT LIABILITIES:
Current maturities of long-term loan		2,000	0
Trade payables		31,614	17,107
Accrued expenses		58,878	45,368
Advances from customers and deferred revenues		78,499	18,587
Operating lease liabilities		2,957	2,557
Other current liabilities		41,529	17,817
Total current liabilities		215,477	101,436
LONG-TERM LIABILITIES:
Long-term loan		0	2,000
Accrued severance pay		7,508	6,677
Long-term advances from customers and deferred revenues		67	580
Operating lease liabilities		3,102	4,014
Other long-term liabilities		19,622	10,606
Total long-term liabilities		30,299	23,877
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of December 31, 2025 and 2024; Issued and outstanding: 73,831,318 and 57,017,032 shares as of December 31, 2025 and 2024, respectively		3,765	2,733
Additional paid-in capital		1,115,030	943,294
Accumulated other comprehensive income (loss)		(3,768)	(6,120)
Accumulated deficit		(614,749)	(635,472)
Total shareholders' equity		500,278	304,435
Total liabilities and shareholders' equity		$ 746,054	$ 429,748

[1]	Net of accumulated impairment losses of $62,179.